Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
OPERATING ACTIVITIES
Net income	$ 93,528	$ 17,630
Non-cash and non-operating items:
Unrealized loss (gain) on non-designated derivative instruments (note 11)	10,315	(38,201)
Depreciation and amortization	103,712	91,299
Write-down of vessels	785	53,863
Unrealized foreign currency exchange gain including the effect of the termination of cross currency swaps	(1,213)	(12,313)
Equity income, net of dividends received $25,374 (2018 – $11,583)	(3,238)	(41,014)
Ineffective portion on qualifying cash flow hedging instruments included in interest expense	0	740
Amortization of Debt Issuance Costs	6,722	4,620
Other non-cash items	6,173	(9,881)
Change in non-cash operating assets and liabilities	(15,227)	3,422
Receipts from direct financing leases	9,242	0
Expenditures for dry docking	8,836	10,458
Net operating cash flow	201,963	58,227
Net operating cash flow
Proceeds from issuance of long-term debt	158,924	685,547
Scheduled repayments of long-term debt	(95,730)	(173,488)
Prepayments of long-term debt	183,787	440,820
Financing issuance costs	(989)	(8,534)
Proceeds from financing related to sales and leaseback of vessels	317,806	370,050
Scheduled repayments of obligations related to finance leases	(54,484)	(45,281)
Repurchase of common units (note 13)	25,729	0
Cash distributions paid	(60,926)	(52,535)
Dividends paid to non-controlling interest	(90)	(1,290)
Net financing cash flow	(56,622)	333,649
Net financing cash flow
Expenditures for vessels and equipment, net of warranty settlement $44,890 (2018 – $nil) (note 12a)	(91,503)	(559,172)
Capital contributions to equity-accounted joint ventures	(42,171)	(33,496)
Proceeds from Equity Method Investment, Distribution	0	5,000
Receipts from direct financing leases	0	8,361
Proceeds from sale of equity-accounted joint venture	0	54,438
Net investing cash flow	(133,674)	(524,869)
Increase (decrease) in cash, cash equivalents and restricted cash	11,667	(132,993)
Cash, cash equivalents and restricted cash, beginning of the period	222,864	339,435
Cash, cash equivalents and restricted cash, end of the period	$ 234,531	$ 206,442